Consolidated Balance Sheet - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Tangible assets	€ 5,559	€ 5,230
Intangible assets	20,065	22,848
Deferred taxes	7,475	7,794
Total non-current assets	33,099	35,872
Current financial assets
Trade receivables	2,191	5,031
Other financial assets	773	1,077
Cash and cash equivalents	10,550	11,119
Total current financial assets	13,514	17,227
Other current assets
Inventories	4,384	4,065
Income tax reimbursement claims	5	4
Other assets	961	1,195
Total other current assets	5,350	5,264
Total current assets	18,864	22,491
Total assets	51,963	58,363
Equity
Subscribed capital	44,849	44,849
Capital reserve	118,291	118,103
Capital reserve from foreign currency conversion adjustments	(123)	(288)
Loss carried forward	(152,709)	(145,351)
Loss for the period	(5,571)	(7,358)
Total equity	4,737	9,955
Non-current liabilities
Financial debt	22,305	22,110
Other financial liabilities	16,956	14,720
Total non-current liabilities	39,261	36,830
Current financial liabilities
Trade payables	2,240	4,196
Current financial debt	1,291	1,212
Other financial liabilities	74	99
Total current financial liabilities	3,605	5,507
Other current liabilities
Income tax	26	11
Other provisions	2,862	3,495
Other current liabilities	1,472	2,565
Total other current liabilities	4,360	6,071
Total current liabilities	7,965	11,578
Total equity and liabilities	€ 51,963	€ 58,363